Deferred Revenue (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Deferred Revenue [Abstract]
Deferred revenue	$ 122,707	$ 0
Restricted cash	122,707	0
Research income	$ 0	$ 250,000	$ 0